Convertible Debentures (Tables) - Grown Rogue Unlimited LLC [Member]	12 Months Ended
Oct. 31, 2018
Reserve Quantities [Line Items]
Convertible Debentures

	Face	Carrying	Interest
	value	amount	payable
Balance - October 31, 2016 and 2017	$-	$-	$-

Issued during the year	1,141,060	1,141,060	7,758
Fair value of conversion option	-	(132,000)	-
Interest accretion	-	33,785	-

Less: issuance costs	(111,746)	(111,746)	-

Balance - October 31, 2018	1,029,314	931,099	7,758

Less: current portion	-	-	7,758

Balance - net of current portion	$1,029,314	$931,099	$-

Schedule of allocated the proceeds from the issuance

Convertible debentures, principal	$1,009,060
Conversion option	132,000
Total	$1,141,060